SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2020
Air conditioning equipment [Member]
Estimated life of Property and Equipment	5 years
Office Equipment [Member]
Estimated life of Property and Equipment	3 years